Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 13, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,641,630
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 4,752,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,669	$ 240
Accounts receivable	1,170	326
Inventory, less allowances of $218 and $18 at December 31, 2011 and 2010, respectively	247	726
Prepaid expenses and other current assets	113	190
Total current assets	3,199	1,482
Property and equipment, net	17	108
Long-term receivable	778
Total assets	3,994	1,590
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term borrowings		500
Accounts payable	284	441
Accrued expenses	195	481
Deferred revenue	2,094	33
Total current liabilities	2,573	1,455
Commitments and Contingencies (Note 10)
Stockholders' equity:
Preferred stock, $.001 par value; 5,000,000 shares authorized at December 31, 2011 and 2010; no shares issued and outstanding at December 31, 2011 and 2010
Common stock, $.001 par value; 90,000,000 authorized at December 31, 2011 and 2010; 10,501,477 and 2,090,552 shares issued and outstanding at December 31, 2011 and 2010, respectively	10	2
Additional paid-in capital	95,630	92,019
Accumulated other comprehensive income	49	22
Accumulated deficit	(94,268)	(91,908)
Total stockholders' equity	1,421	135
Total liabilities and stockholders' equity	$ 3,994	$ 1,590

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Inventory, allowances	$ 218	$ 18
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	10,501,477	2,090,552
Common stock, shares outstanding	10,501,477	2,090,552

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Product revenues	$ 1,849	$ 2,938
Licensing revenues	365
Total net revenues	2,214	2,938
Cost of goods sold	1,346	1,816
Gross margin	868	1,122
Operating expenses:
Research and development	451	362
Depreciation and amortization	91	129
Selling, general and administrative	2,636	2,520
Total operating expenses	3,178	3,011
Loss from operations	(2,310)	(1,889)
Interest income	4	1
Interest expense	(12)	(15)
Amortization of debt issuance costs	(40)	(50)
Other income (expense)	(2)	20
Net loss	$ (2,360)	$ (1,933)
Net loss per common share, basic and diluted	$ (0.27)	$ (0.93)
Weighted average common shares outstanding, basic and diluted	8,644,962	2,087,068

Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009	$ 2	$ 91,855	$ 76	$ (89,975)	$ 1,958
Balance, shares at Dec. 31, 2009	2,080,239
Comprehensive income:
Net loss				(1,933)	(1,933)
Net unrealized gains (losses) on foreign currency translation			(54)		(54)
Comprehensive loss					(1,987)
Exercise of stock options		72			72
Exercise of stock options, shares	10,313
Noncash stock-based compensation		92			92
Balance at Dec. 31, 2010	2	92,019	22	(91,908)	135
Balance, shares at Dec. 31, 2010	2,090,552
Comprehensive income:
Net loss				(2,360)	(2,360)
Net unrealized gains (losses) on foreign currency translation			27		27
Comprehensive loss					(2,333)
Private placement sale of common stock	3	1,201			1,204
Private placement sale of common stock, shares	3,009,711
Shareholder rights offering	5	1,980			1,985
Shareholder rights offering, shares	4,964,854
Fractional shares not issued, shares	(308)
Exercise of warrants		174			174
Exercise of warrants, shares	436,668
Noncash stock-based compensation		256			256
Balance at Dec. 31, 2011	$ 10	$ 95,630	$ 49	$ (94,268)	$ 1,421
Balance, shares at Dec. 31, 2011	10,501,477

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (2,360)	$ (1,933)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	91	129
Non-cash stock-based compensation	256	92
Amortization of debt issuance costs	40	50
Noncash interest	12	15
(Increase) decrease in operating assets:
Accounts receivable	(832)	283
Inventory	295	(98)
Prepaid expenses and other current assets	76	(55)
Other assets	(778)	21
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(357)	171
Deferred revenue	2,061	33
Net cash used in operating activities	(1,296)	(1,292)
Investing activities
Purchase of property and equipment		(30)
Net cash provided by (used in) investing activities		(30)
Financing activities
Repayment of debt	(500)
Payment of financing costs	(140)
Proceeds from exercise of warrants	174
Proceeds from short-term borrowings		500
Proceeds from stock options exercised		72
Proceeds from issuance of common stock	3,189
Net cash provided by financing activities	2,723	572
Effect of exchange rates on cash and cash equivalents	2	(14)
Net increase (decrease) in cash and cash equivalents	1,429	(764)
Cash and cash equivalents, beginning of year	240	1,004
Cash and cash equivalents, end of year	1,669	240
Supplemental disclosure of cash flow information
Cash paid for taxes	5	2
Inventory Valuation Reserve [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	$ 200

Organization And Nature Of Operations	12 Months Ended
Dec. 31, 2011
Organization And Nature Of Operations [Abstract]
Organization And Nature Of Operations

Note 1 — Organization and Nature of Operations

     Nephros, Inc. ("Nephros" or the "Company") was incorporated under the laws of the State of Delaware on April 3, 1997. Nephros was founded by health professionals, scientists and engineers affiliated with Columbia University to develop advanced End Stage Renal Disease ("ESRD") therapy technology and products. The Company has three products in various stages of development in the hemodiafiltration, or HDF, modality to deliver improved therapy for ESRD patients. These are the OLpur TM MDHDF filter series or "dialyzers," designed expressly for HDF therapy, the OLpur TM H2H TM, an add-on module designed to allow the most common types of hemodialysis machines to be used for HDF therapy, and the OLpur TM NS2000 system, a stand-alone hemodiafiltration machine and associated filter technology. In 2006, the Company introduced its Dual Stage Ultrafilter ("DSU") water filter system, which represents a new and complementary product line to the Company's existing ESRD therapy business. The DSU incorporates the Company's unique and proprietary dual stage filter architecture.

     On June 4, 2003, Nephros International Limited was incorporated under the laws of Ireland as a wholly-owned subsidiary of the Company. In August 2003, the Company established a European Customer Service and financial operations center in Dublin, Ireland.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

     On January 10, 2011, the Company's stockholders voted to implement a 1:20 reverse stock split of the Company's common stock. The reverse split became effective on March 11, 2011. All of the share and per share amounts discussed in these financial statements on Form 10-K have been adjusted to reflect the effect of this reverse split.

Principles of Consolidation and Basis of Presentation

     The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Nephros International Limited. All intercompany accounts and transactions have been eliminated in consolidation.

     These financial statements were approved by management and the Board of Directors and are available for issuance as of the date of the audit opinion. Subsequent events have been evaluated through this date.

Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates.

Going Concern and Management's Response

     The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company's recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The Company's condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

     The Company has incurred significant losses in operations in each quarter since inception. For the years ended December 31, 2011 and 2010, the Company has incurred net losses of $2,360,000 and $1,933,000, respectively. In addition, the Company has not generated positive cash flow from operations for the years ended December 31, 2011 and 2010. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, its results of operations and financial condition will be materially and adversely affected.

     On October 1, 2010, the Company issued a senior secured note to Lambda Investors LLC, its largest stockholder, in the principal amount of $500,000. The note bore interest at the rate of 12% per annum and was to mature on April 1, 2011, at which time all principal and accrued interest was due. However, the Company agreed to and did prepay, without penalty, amounts due under the note with the cash proceeds from its rights offering prior to the maturity date. The note was secured by a first priority lien on all of the Company's property, including its intellectual property.

     On March 10, 2011 the Company completed its rights offering and a private placement that together resulted in gross proceeds of approximately $3.2 million. The aggregate net proceeds were approximately $2.3 million, after deducting the estimated aggregate expenses of these transactions which approximated $200,000, the repayment of the $500,000 note issued to Lambda Investors, LLC, plus $26,650 of accrued interest thereon, the payment of an 8% sourcing/transaction fee of $40,000 in respect of the note and an aggregate of $100,000 for reimbursement of Lambda Investors' legal fees incurred in connection with the loan and the rights offering.

     After giving effect to the 1:20 reverse stock split on March 11, 2011, the Company's stockholders subscribed for 4,964,854 units in the rights offering and the Company accepted all basic subscription rights and oversubscription privileges. The units were sold at a per unit purchase price of $0.40. Gross proceeds to the Company from the sale of these units in the rights offering were approximately $2.0 million. The Company issued an aggregate of 4,964,854 shares of common stock and warrants to purchase an aggregate of approximately 4,590,171 million shares of its common stock to stockholders who subscribed.

     Simultaneously with the closing of the rights offering, Lambda Investors, LLC purchased in a private placement 3,009,711 units at the same per unit purchase price of $0.40, pursuant to a purchase agreement between the Company and Lambda Investors. The Company issued to Lambda Investors an aggregate of 3,009,711 shares of common stock and warrants to purchase an aggregate of 2,782,577 shares of common stock. Of the $3.2 million in gross proceeds from the rights offering and the private placement, the Company received approximately $1.2 million in gross proceeds from the sale of units to Lambda Investors.

     The Company effected a reverse stock split, in which every 20 shares of our common stock issued and outstanding immediately prior to the effective time, which was 5:00 p.m. on March 11, 2011, were converted into one share of common stock. Fractional shares were not issued and stockholders who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split received an amount in cash equal to $0.04 per pre-split share for such fractional interests. The number of shares of common stock issued and outstanding was reduced from approximately 201,300,000 pre-split to approximately 10,100,000 post-split. The reverse stock split was effected in connection with the rights offering and private placement.

     On June 27, 2011, the Company entered into a License Agreement, effective July 1, 2011, with Bellco S.r.l., as licensee ("Bellco"), an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of Nephros' patented mid-dilution dialysis filters. This Agreement provides the Company with payments of €500,000, €750,000, and €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. The first two fixed payments have been received. The remaining fixed payment of €600,000 or approximately $778,000, will take place in January 2013. Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay to Nephros a royalty based on the number of units of products sold per year in the territory as follows: for the first 103,000 units sold, €4.50 per unit; thereafter, €4.00 per unit. Anticipated payments from this License Agreement will be a positive source of cash flow to the Company.

     There can be no assurance that the Company's future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations. There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Cash and Cash Equivalents

     The Company invests its excess cash in bank deposits and money market accounts. The Company considers all highly liquid investments purchased with original maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents are carried at fair value, which approximate cost, and primarily consist of money market funds maintained at major U.S. financial institutions.

Accounts Receivable

     The Company provides credit terms to customers in connection with purchases of the Company's products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer's payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management's best estimate of potential losses. There were no allowances for doubtful accounts at December 31, 2011 or 2010. There was no allowance for sales returns at December 31, 2011 or 2010. There were no write offs of accounts receivable to bad debt expense during 2011 or 2010.

Inventory

     The Company engages third parties to manufacture and package inventory held for sale, takes title to certain inventory once manufactured, and warehouses such goods until packaged for final distribution and sale. Inventory consists of finished goods and raw materials (fiber) held at the manufacturers' facilities, and are valued at the lower of cost or market using the first-in, first-out method.

Patents

     The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred.

Property and Equipment, net

     Property and equipment, net is stated at cost less accumulated depreciation. These assets are depreciated over their estimated useful lives of three to seven years using the straight line method.

Impairment for Long-Lived Assets

     The Company adheres to ASC Topic 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset's fair value and its carrying value. An estimate of the asset's fair value is based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable market value. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2011 and December 31, 2010.

Fair Value of Financial Instruments

     The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

Revenue Recognition

     Revenue is recognized in accordance with ASC Topic 605. Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured.

     The Company recognizes revenue related to product sales when delivery is confirmed by its external logistics provider and the other criteria of ASC Topic 605 are met. Product revenue is recorded net of returns and allowances. All costs and duties relating to delivery are absorbed by Nephros. All shipments are currently received directly by the Company's customers.

     Deferred revenue on the accompanying 2011 consolidated balance sheet is approximately $2,094,000 and is related to the License Agreement with Bellco, effective July 1, 2011. The total payments to be received as a result of this agreement approximate $2,459,000 and the Company has recognized approximately $365,000 of revenue related to this license agreement during the year ended December 31, 2011 resulting in $2,094,000 being deferred over the remainder of the fixed payment period. The Company amortizes the deferred revenue monthly over the expected obligation period which ends on December 31, 2014. This will result in expected recognized revenue of approximately $698,000 in each of the three years ended December 31, 2014.

     The Company received cash payments before revenue recognition of approximately $709,000 in July 2011. In addition, current trade accounts receivable includes approximately $971,000, which represents a fixed payment received in January 2012 and the final guaranteed fixed payment of approximately $778,000 is due in January 2013 and is included in long-term receivable on the accompanying 2011 consolidated balance sheet.

Shipping and Handling Costs

     Shipping and handling costs are recorded as cost of goods sold and are approximately $26,000 and $25,000 for the years ended December 31, 2011 and 2010, respectively.

Research and Development Costs

Research and development costs are expensed as incurred.

Stock-Based Compensation

     The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the statement of operations. The fair value of the Company's stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the award. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Amortization of Debt Issuance Costs

     The Company accounts for debt issuance costs in accordance with ASC 835, which requires that these costs be reported in the balance sheet as deferred charges and amortized over the term of the associated debt. Amortization of debt issuance costs of $40,000 and $50,000 for the years ended December 31, 2011 and 2010, respectively, are associated with the senior secured note issued to Lambda Investors LLC. These capitalized costs were fully amortized by the first quarter of 2011.

Other Income

     Other expense in the amount of approximately $2,000 for the year ended December 31, 2011 was due to foreign currency loss on invoices paid to an international supplier. Other income in the amount of approximately $20,000 for the year ended December 31, 2010 primarily resulted from the reversal of a prior year's accrual determined to no longer be necessary.

Income Taxes

     The Company accounts for income taxes in accordance with ASC Topic 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

     For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company's history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2011 and December 31, 2010.

     ASC Topic 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company's income tax return. ASC 740 utilizes a two-step approach for evaluating uncertain tax positions. Step one, or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any. Step two, or measurement, is based on the largest amount of benefit, which is more likely than not to be realized on settlement with the taxing authority. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2008. The adoption of the provisions of ASC 740 did not have a material impact on the Company's consolidated financial statements. During the years ended December 31, 2011 and 2010, the Company recognized no adjustments for uncertain tax positions. However, management's conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

Loss per Common Share

     In accordance with ACS 260-10, net loss per common share amounts ("basic EPS") are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution ("diluted EPS") is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. The following securities have been excluded from the dilutive per share computation as they are antidilutive.

	2011	2010
Stock options	747,164	44,664
Warrants	16,452,368	409,591

Foreign Currency Translation

     Foreign currency translation is recognized in accordance with ASC Topic 830. The functional currency of Nephros International Limited is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The statement of operations is translated at the weighted average rate for the year.

Comprehensive Income (Loss)

     Comprehensive income (loss), as defined in ASC 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as unrealized gains or losses on securities classified as available-for-sale and foreign currency translation adjustments. For the years ended December 31, 2011 and 2010, the comprehensive loss was approximately $2,333,000 and $1,987,000, respectively.

New Accounting Pronouncements

     In December 2011, the FASB issued an update on comprehensive income, which pertains to the deferral of the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income in a previous accounting standard update that pertained to the presentation of comprehensive income. The update defers the presentation on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods. All other requirements the previous accounting standard on the presentation of comprehensive income, issued in June 2011, are not affected. The previous presentation related comprehensive income standard requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. Under the continuous statement approach, the statement would include the components and total of net income, the components and total of other comprehensive income and the total of comprehensive income. Under the two statement approach, the first statement would include the components and total of net income and the second statement would include the components and total of other comprehensive income and the total of comprehensive income. It does not change the items that must be reported in other comprehensive income and it is effective retrospectively for interim and annual periods beginning after December 15, 2011, with early adoption permitted. We have evaluated the guidance and expect it to impact only the presentation and note disclosures in our financial statements.

Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory

Note 3 — Inventory

The Company's inventory components as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Raw Materials	$-	$264,000
Finished Goods	465,000	480,000
Total Gross Inventory	465,000	744,000
Less: Inventory reserve	(218,000)	(18,000)
Total Inventory	$247,000	$726,000

Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

Note 4 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Prepaid insurance premiums	$88,000	$120,000
Deferred debt issuance costs	-	40,000
Security deposit	21,000	21,000
Other	4,000	9,000
Prepaid expenses and other current assets	$113,000	$190,000

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

Note 5 — Property and Equipment, Net

Property and equipment as of December 31, 2011 and 2010 was as follows:

	Life	December 31,
		2011	2010
Manufacturing equipment	3-5 years	$1,998,000	$2,029,000
Research equipment	5 years	37,000	91,000
Computer equipment	3-4 years	42,000	60,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		2,116,000	2,219,000
Less: accumulated depreciation		2,099,000	2,111,000
Property and equipment, net		$17,000	$108,000

     Depreciation expense for the years ended December 31, 2011 and 2010 was approximately $91,000 and $129,000, respectively, including amortization expense relating to research and development assets.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

Note 6 — Accrued Expenses

Accrued expenses as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Accrued Management Bonus	$79,000	$—
Accrued Directors' Compensation	30,000	77,000
Accrued Accounting	15,000	40,000
Accrued Legal	52,000	127,000
Accrued Debt Issuance Costs and Rights Offering fees	—	140,000
Accrued Interest	—	15,000
Accrued Proxy and Annual Report fees	—	42,000
Accrued Other	19,000	40,000
Accrued Expenses	$195,000	$481,000

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 7 — Income Taxes

     A reconciliation of the income tax provision computed at the statutory tax rate to the Company's effective tax rate is as follows:

	2011	2010
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	(0.06)%	(0.07)%
Tax on foreign operations	(1.27)%	1.24%
State research and development credits	1.11%	1.02%
Other	(3.07)%	5.05%
Valuation allowance	(31.71)%	(42.24)%
Effective tax rate	—	—

Significant components of the Company's deferred tax assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carry forwards		$24,714,000	$23,706,000
Research and development credits		1,019,000	994,000
Nonqualified stock option compensation expense		1,586,000	1,566,000
Other temporary book – tax differences		331,000	112,000
Total deferred tax assets		27,650,000	26,378,000
Valuation allowance for deferred tax assets		(27,650,000)	(26,378,000)
Net deferred tax assets	$	— $	—

     A valuation allowance has been recognized to offset the Company's net deferred tax asset as it is more likely than not that such net asset will not be realized. The Company primarily considered its historical loss and potential Internal Revenue Code Section 382 limitations to arrive at its conclusion that a valuation allowance was required.

 At December 31, 2011, the Company had Federal and New Jersey income tax net operating loss carryforwards of $76,774,000 and foreign income tax net operating loss carryforwards of $8,135,000. The Company also had Federal research tax credit carryforwards of $1,020,000 at December 31, 2011 and $994,000 at December 31, 2010. The Federal net operating loss and tax credit carryforwards will expire at various times between 2012 and 2026 unless utilized.

Implementation of ASC 740 did not result in a cumulative effect adjustment to the accumulated deficit.

It is the Company's policy to report interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Stock Plans, Share-Based Payments And Warrants	12 Months Ended
Dec. 31, 2011
Stock Plans, Share-Based Payments And Warrants [Abstract]
Stock Plans, Share-Based Payments And Warrants

Note 8 — Stock Plans, Share-Based Payments and Warrants

Stock Plans

     In 2000, the Company adopted the Nephros 2000 Equity Incentive Plan. In January 2003, the Board of Directors adopted an amendment and restatement of the plan and renamed it the Amended and Restated Nephros 2000 Equity Incentive Plan (the "2000 Plan"), under which 106,538 shares of common stock had been authorized for issuance upon exercise of options granted.

    As of December 31, 2011 and 2010, 2,053 options had been issued to non-employees under the 2000 Plan and were outstanding. Such options expire at various dates through March 15, 2014, all of which are fully vested. As of December 31, 2011 and 2010, 7,230 options had been issued to employees under the 2000 Plan and were outstanding. Such options expire at various dates between January 22, 2013 and March 15, 2014, all of which are fully vested.

The Board retired the 2000 Plan in June 2004, and thereafter no additional awards may be granted under the 2000 Plan.

     In 2004, the Board of Directors adopted and the Company's stockholders approved the Nephros, Inc. 2004 Stock Incentive Plan, and, in June 2005, the Company's stockholders approved an amendment to such plan (as amended, the "2004 Plan"), that increased to 40,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In May 2007, the Company's stockholders approved an amendment to the 2004 Plan that increased to 65,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In June 2008, the Company's stockholders approved an amendment to the 2004 Plan that increased to 134,849 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In January 2011, the Company's stockholders approved an amendment to the 2004 Plan that increased to 1,990,717 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan.

     As of December 31, 2010, 22,129 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 5, 2016 and December 31, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2010, there were 82,535 shares available for future grants under the 2004 Plan. As of December 31, 2010, 13,253 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and January 8, 2020, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

     As of December 31, 2011, 443,129 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between March 24, 2014 and December 31, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2011, there were 1,235,905 shares available for future grants under the 2004 Plan. As of December 31, 2011, 294,753 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 18, 2012 and January 8, 2020, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Share-Based Payment

     Prior to the Company's initial public offering, options were granted to employees, non-employees and non-employee directors at exercise prices which were lower than the fair market value of the Company's stock on the date of grant. After the date of the Company's initial public offering, stock options are granted to employees, non-employees and non-employee directors at exercise prices equal to the fair market value of the Company's stock on the date of grant. Stock options granted have a life of 10 years.

       Unvested options as of December 31, 2011 currently vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

     Expense is recognized, net of expected forfeitures, over the vesting period of the options. For options that vest upon the achievement of certain milestones, expense is recognized when it is probable that the condition will be met. Stock based compensation expense recognized for the years ended December 31, 2011 and 2010 was approximately $256,000 or less than $0.03 per share and approximately $92,000 or less than $0.05 per share, respectively.

     The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions related to risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2011	2010
Stock Price Volatility	121.96 – 130.06%	96%
Risk-Free Interest Rates	1.08 – 2.42%	2.85%
Expected Life (in years)	5.00-5.50	5.75
Expected Dividend Yield	0%	0%

     Expected volatility is based on historical volatility of the Company's common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option's life.

     The total fair value of options vested during the fiscal year ended December 31, 2011 was approximately $249,000. The total fair value of options vested during the fiscal year ended December 31, 2010 was approximately $87,000.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011:

	Options Outstanding			Options Exercisable

Range of Exercise Price	Number Outstanding as of December 31, 2011	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2011	Weighted Average Exercise Price

$0.13	1,650	7.02	$0.13	825	$0.13
$0.41 – $0.51	682,500	9.30	$0.51	250,834	$0.51

$0.75 – $2.32	50,138	7.80	$1.06	42,411	$1.10

$2.39 – $4.80	12,876	1.97	$2.57	12,876	$2.57

Total Outstanding	747,164		$0.58	306,946	$0.68

     The number of new options granted in 2011 and 2010 is 702,500 and 4,125 respectively. The weighted-average fair value of options granted in 2011 and 2010 is $0.45 and $0.73, respectively.

The following table summarizes the option activity for the years ended December 31, 2011 and 2010:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	44,664	$27.40
Options granted	702,500	0.53
Options exercised	0	0.00
Options forfeited	0	0.00
Outstanding at December 31, 2011	747,164	0.58
Expected to vest at December 31, 2011	701,631	$0.58
Exercisable at December 31, 2011	306,947	$0.68

     The aggregate intrinsic value of stock options outstanding at December 31, 2011 is $126,000 and the stock options vested or expected to vest is $121,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 9.1 years.

     The aggregate intrinsic value of stock options outstanding at December 31, 2010 and the stock options vested or expected to vest is $0. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 6.3 years.

     As of December 31, 2011, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $199,000 and will be amortized over the weighted-average remaining requisite service period of 1.7 years.

Warrants

The following table summarizes certain terms of all of the Company's outstanding warrants at December 31, 2011 and 2010:

Total Outstanding Warrants at December 31, 2011
Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable
				2011	2010
Class D Warrants – Lambda	11/14/2007	3/10/2016	$0.40	8,806,575	359,541
Class D Warrants – Other	11/14/2007	11/14/2012	$0.40	447,197	9,937
Placement Agent Warrants	11/14/2007	11/14/2012	$0.40	228,887	6,484
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	4,590,171	-
March 2011 Lambda Warrants	3/10/2011	3/10/2016	$0.40	2,782,577	-
Warrants Exercised in 2011				(436,668)
				16,452,368	409,591

     The weighted average exercise price of the outstanding warrants was $0.45 and $14.84 for December 31, 2011 and 2010, respectively.

Class D Warrants

     The Company issued Class D Warrants in 2007 to purchase an aggregate of 455,628 shares of the Company's common stock to the Investors upon conversion of the purchased notes. The Company recorded the issuance of the Class D Warrants at their approximate fair market value of $3,763,000. The value of the Class D Warrants was computed using the Black-Scholes option pricing model. Our largest stockholder, Lambda Investors LLC, received Class D Warrants in 2007 to purchase 359,541 shares of the Company's common stock and Other Investors received Class D Warrants in 2007 to purchase 96,087 shares of the Company's common stock. A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant which is described below. See Issuance of Common Stock due to Class D Warrants' Cashless Exercise Provision.

Effect of Shareholders' Rights Offering in 2011

     The Class D Warrants have full-ratchet anti-dilution provisions that were activated by the Shareholders' Rights Offering in 2011. Following the closing of the rights offering in 2011, and after giving effect to the anti-dilution provisions, Lambda Investors agreed to surrender for cancellation warrants to purchase 7,372,348 shares of our common stock. In addition, following the closing of the rights offering, Lambda Investors' existing warrants to purchase 8,806,575 shares that remain outstanding were amended to expire at the same time as the warrants issued in the rights offering, which is March 10, 2016. The Other Investor's Class D Warrants retain their original expiration date of November 14, 2012.

The following table summarizes the Class D outstanding warrants at December 31, 2011 and 2010:

	Lambda Investors	Other Investors	Total Shares to be issued
As of December 31, 2010	359,541	9,937	369,478
Anti-dilution ratcheting provision	15,819,382	437,260	16,256,642
Surrendered – rights' offering	(7,372,348)	0	(7,372,348)
As of December 31, 2011	8,806,575	447,197	9,253,772

Issuance of Common Stock due to Class D Warrants' Cashless Exercise Provision

     The Series D warrants have a cashless exercise provision which states, " If, and only if, at the time of exercise pursuant to this Section 1 there is no effective registration statement registering, or no current prospectus available for, the sale of the Warrant Shares to the Holder or the resale of the Warrant Shares by the Holder and the VWAP (as defined below) is greater than the Per Share Exercise Price at the time of exercise, then this Warrant may also be exercised at such time and with respect to such exercise by means of a "cashless exercise" in which the Holder shall be entitled to receive a certificate for the number of Warrant Shares equal to the quotient obtained by dividing (i) the result of (x) the difference of (A) minus (B), multiplied by (y) (C), by (ii) (A), where:

(A) = the VWAP (as defined below) on the Trading Day (as defined below) immediately preceding the date of such election;

(B) = the Per Share Exercise Price of this Warrant, as adjusted; and

(C) = the number of Warrant Shares issuable upon exercise of this Warrant in accordance with the terms of this Warrant by means of a cash exercise rather than a cashless exercise.

"VWAP" means, for any date, the price determined by the first of the following clauses that applies: (a) if the Common Stock is then listed or quoted for trading on the New York Stock Exchange, American Stock Exchange, NASDAQ Capital Market, NASDAQ Global Market, NASDAQ Global Select Market or the OTC Bulletin Board, or any successor to any of the foregoing (a " Trading Market "), the daily volume weighted average price of the Common Stock on the Trading Market on which the Common Stock is then listed or quoted for trading as reported by Bloomberg L.P. for such date if such date is a date on which the Trading Market on which the Common Stock is then listed or quoted for trading (a " Trading Day ") or the nearest preceding Trading Date (based on a Trading Day from 9:30 a.m. (New York City time) to 4:02 p.m. (New York City time); (b) if the Common Stock is not then listed or quoted for trading on a Trading Market and if prices for the Common Stock are then reported in the "Pink Sheets" published by Pink Sheets, LLC (or a similar organization or agency succeeding to its functions of reporting prices), the most recent bid price per share of the Common Stock so reported; or (c) in all other cases, the fair market value of a share of Common Stock as determined by an independent appraiser selected in good faith by the Holder and reasonably acceptable to the Company."

     The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holder or the resale of the warrant shares by the holder and the VWAP (as defined above) was greater than the per share exercise price from June 8, 2009 through August 26, 2009.

     A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant. As a result, 54,561 shares of common stock were issued to this Class D warrant holder in August 2009. The number of shares outstanding in the December 31, 2011 balance sheet and the number of shares outstanding used in the earnings per share calculation for the twelve months ended December 31, 2011 include these shares.

Placement Agent Warrants

     The Company issued placement agent warrants in 2007 to purchase an aggregate of 87,819 shares of the Company's common stock to the Company's placement agents in connection with their roles in the Company's fall 2007 financing ("the 2007 Financing"). The Company recorded the issuance of the placement agent warrants at their approximate fair market value of $1,047,000. The value of the placement agent warrants was computed using the Black-Scholes option pricing model.

     Placement Agents elected to exercise 67,435 of the 87,819 Placement Agent Warrants outstanding in June 2009. All elected the Cashless Exercise provision of their warrants. As a result, 29,725 shares of common stock were issued to the Placement Agents in June 2009.

     Placement Agents elected to exercise 13,900 of the 20,384 Placement Agent Warrants outstanding in June 2009. All elected the cashless exercise provision of their warrants. As a result, 7,188 shares of common stock were issued to the Placement Agents.

Effect of Shareholders' Rights Offering in 2011

     The Placement Agent Warrants have full-ratchet anti-dilution provisions that were activated by the shareholders' rights offering in 2011. The Placement Agent Warrants retain their original expiration date of November 12, 2012.

     As of December 31, 2011 there were Placement Agent Warrants outstanding to issue 228,887 common shares of the Company.

Issuance of Common Stock due to Placement Agent Warrants' Cashless Exercise Provision

     National Securities Corporation ("NSC") and Dinosaur Securities, LLC ("Dinosaur" and together with NSC, the "Placement Agents") acted as co-placement agents in connection with the 2007 Financing pursuant to an Engagement Letter, dated June 6, 2007 and a Placement Agent Agreement dated September 18, 2007. The Placement Agents received (i) an aggregate cash fee equal to 8% of the face amount of the notes purchased in the 2007 Financing ("the Purchased Notes") and paid 6.25% to NSC and 1.75% to Dinosaur, and (ii) warrants ("Placement Agent Warrant") with a term of five years from the date of issuance to purchase 10% of the aggregate number of shares of the Company's common stock issued upon conversion of the Purchased Notes with an exercise price per share of the Company's common stock equal to $14.10. The Company issued Placement Agents Warrants to purchase an aggregate of 87,819 shares of the Company's common stock to the Placement Agent in November 2007 in connection with their roles in the 2007 Financing.

The Placement Agent Warrants have a cashless exercise provision identical to that in the Series D Warrants.

     The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holders or the resale of the warrant shares by the holders and the VWAP (as defined above) was greater than the per share exercise price from June 8 through August 26, 2009. Several Placement Agents elected to exercise the cashless exercise provision of their warrants.

July 2009 Private Placement

     On July 24, 2009, the Company raised gross proceeds of $1,251,000 through the private placement to eight accredited investors of an aggregate of 67,258 shares of its common stock and warrants to purchase an aggregate of 33,629 shares of its common stock, representing 50% of the shares of common stock purchased by each investor. The Company sold the shares to investors at a price per share equal to $18.60. The warrants have an exercise price of $22.40, are exercisable immediately and will terminate on July 24, 2014. The warrants have no anti-dilution ratcheting provision therefore, they did not increase as a result of the 2011 Shareholders' Rights Offering.

2011 Shareholders' Rights Offering

     On March 10, 2011, Nephros announced the completion of its rights offering and private placement that together resulted in gross proceeds of approximately $3.2 million and estimated net proceeds of approximately $2.3 million to Nephros after deducting the payments to Lambda Investors LLC and after estimated expenses of the rights offering. In the rights offering, Nephros sold 4,964,854 units at $0.40 per unit for gross proceeds of approximately $2.0 million, resulting in the issuance of 4,964,854 shares of common stock and warrants to purchase an aggregate of 4,590,171 shares of common stock. The warrants expire on March 10, 2016 and have an exercise price of $0.40 per share.

     On March 10, 2011, based on the completion of the rights offering Lambda Investors LLC, the Company's largest stockholder, purchased in a private placement 3,009,711 units at a per unit purchase price of $0.40 for aggregate gross proceeds of approximately $1.2 million, pursuant to a purchase agreement between Nephros and Lambda Investors LLC. Each unit consisted of one share of common stock and a warrant to purchase 0.924532845 shares of common stock at an exercise price of $0.40 per share for a period of five years following the issue date of the warrant, resulting in Lambda Investors LLC acquiring 3,009,711 shares of common stock and a warrant to purchase 2,782,577 shares of common stock. Net proceeds, after deducting the aggregate of $666,650 in payments due Lambda Investors LLC were approximately $537,000.

Warrants exercised during 2011

     Shareholders exercised 472,422 warrants in the fourth quarter of 2011 resulting in 436,668 shares of common stock being issued.

401(K) Plan	12 Months Ended
Dec. 31, 2011
401(k) Plan [Abstract]
401(K) Plan

Note 9 — 401(k) Plan

     The Company has established a 401(k) deferred contribution retirement plan (the "401(k) Plan") which covers all employees. The 401(k) Plan provides for voluntary employee contributions of up to 15% of annual earnings, as defined. As of January 1, 2004, the Company began matching 100% of the first 3% and 50% of the next 2% of employee earnings to the 401(k) Plan. The Company contributed and expensed $28,000 and $24,000 in 2011 and 2010, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 10 — Commitments and Contingencies

Manufacturing and Suppliers

     The Company has not and does not intend in the near future, to manufacture any of its products and components. With regard to the OLpur MD190 and MD220, on June 27, 2011, the Company entered into a license agreement, effective July 1, 2011, with Bellco S.r.l., an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of our patented mid-dilution dialysis filters (MD 190, MD 220), referred to herein as the Products. Under the agreement, Nephros granted Bellco a license to manufacture, market and sell the Products under its own name, label and CE mark in Italy, France, Belgium, Spain and Canada on an exclusive basis, and to do the same on a non-exclusive basis in the United Kingdom and Greece and, upon our written approval, other European countries where the Company does not sell the Products as well as non-European countries, all such countries herein referred to as the Territory.

     In exchange for the rights granted to it under the Bellco license agreement through December 31, 2014, Bellco agreed to pay Nephros installment payments of €500,000, €750,000, €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. Such installment payments, herein referred to as the Installment Payments, are Bellco's sole financial obligations through December 31, 2014. Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay Nephros a royalty based on the number of units of Products sold per year in the Territory as follows: for the first 103,000 units sold, Bellco will pay €4.50 per unit; thereafter, Bellco will pay €4.00 per unit. Bellco must meet minimum sales targets of 15,000 units in each quarter of 2015 and 2016. If Bellco fails to meet a quarterly minimum, the license in Italy, France, Belgium, Spain and Canada will, at our discretion, convert to a non-exclusive one. All sums payable under the agreement will be paid in Euros, as adjusted to account for currency exchange fluctuations between the Euro and the U.S. dollar that occur between July 1, 2011, the effective date of the agreement, and the date of payment.

A contract manufacturer produces the DSU product(s) as ordered.

Contractual Obligations

     At December 31, 2011, the Company had an operating lease that will expire on November 30, 2012 for the rental of its U.S. office and research and development facilities. The term of the rental agreement is for one year commencing December 1, 2011 with a monthly cost of approximately $7,813.

Rent expense for the years ended December 31, 2011 and 2010 totaled $104,000 and $101,000, respectively.

Contractual Obligations and Commercial Commitments

     The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2011:

	Total	Within 1 Year	Payments Due in Period Years 1 – 3	Years 3 – 5	More than 5 Years

	$112,000	$92,000	$18,000	$2,000	$—
Leases

Employment Contracts	450,000	200,000	200,000	50,000
Total	$562,000	$292,000	$218,000	$52,000	$—

Concentration Of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentration Of Credit Risk [Abstract]
Concentration Of Credit Risk

Note 11 — Concentration of Credit Risk

     Cash and cash equivalents are financial instruments which potentially subject the Company to concentrations of credit risk. The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash and cash equivalents.

Major Customers

     For the year ended December 31, 2011 and 2010, two customers accounted for 71% and 79%, respectively, of the Company's sales. In addition, as of December 31, 2011 and 2010, those customers accounted for 85% and 84%, respectively, of the Company's accounts receivable.